Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 465,920
Tax credit carryforwards	12,653
Fiscal Year Ending March 31, 2017 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,344
Tax credit carryforwards	1,598
Fiscal Year Ending March 31, 2018 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	24,513
Tax credit carryforwards	172
Fiscal Year Ending March 31, 2019 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	4,921
Tax credit carryforwards	33
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,818
Tax credit carryforwards	111
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	8,840
Tax credit carryforwards	115
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	20,899
Tax credit carryforwards	85
Fiscal Year Ending March 31, 2023 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	339,369
Tax credit carryforwards	8,716
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	30,216
Tax credit carryforwards	¥ 1,823